GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2024, 2023 and 2022 are shown below.

(Dollars in thousands)	2024	2023	2022
Balance at beginning of year	$1,005,868	$1,001,507	$1,000,749
Goodwill resulting from business combinations	1,788	4,361	758
Balance at end of year	$1,007,656	$1,005,868	$1,001,507

Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of other intangible assets were as follows:

	December 31, 2024		December 31, 2023
(Dollars in thousands)	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortized intangible assets
Core deposit intangibles	$41,750	$(32,302)	$41,750	$(29,395)
Customer list	72,278	(26,822)	69,563	(20,553)
Other	9,381	(3,416)	10,960	(5,477)
Mortgage servicing rights	27,217	(8,795)	23,791	(6,690)
Total	$150,626	$(71,335)	$146,064	$(62,115)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2025	$9,562
2026	9,330
2027	9,260
2028	7,051
2029	6,304